Restructuring Charges - Summary of Restructuring Charges and Related Reserves (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Charges	$ 418		$ 418
Cash payments		(59)	(321)
Balance of provision		38	97
Workforce Reduction [Member]
Restructuring Cost and Reserve [Line Items]
Charges	300		300
Cash payments			(300)
Balance of provision
Lease Obligation [Member]
Restructuring Cost and Reserve [Line Items]
Charges	118		118
Cash payments		(59)	(21)
Balance of provision		$ 38	$ 97